Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 13, 2018
Entity Registrant Name	dei_EntityRegistrantName	Aberdeen Standard Investments ETFs
Entity Central Index Key	dei_EntityCentralIndexKey	0001597934
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	BCI
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2018
Prospectus Date	rr_ProspectusDate	May 01, 2018
Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

On December 13, 2018, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) recommended and the Board of Trustees of Aberdeen Standard Investments ETFs approved a reduction in the management fee paid by the Fund to the Advisor from 0.29% to 0.25% per annum of the Fund’s average daily net assets. Accordingly, effective immediately, the Prospectus is hereby amended as follows: The fee table and accompanying footnotes under the heading “Fees and Expenses of the Fund” and the related expense examples under the heading “Example” are deleted in their entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that investors may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 318
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Aberdeen Standard Investments ETFs

Aberdeen Standard Bloomberg All Commodity Strategy K-1 Free ETF (NYSE Arca: BCI)

(the “Fund”)

Supplement dated December 13, 2018 (the “Supplement”) to the Statutory Prospectus dated May 1, 2018, as supplemented to date (the “Prospectus”)

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

●

On December 13, 2018, Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) recommended and the Board of Trustees of Aberdeen Standard Investments ETFs approved a reduction in the management fee paid by the Fund to the Advisor from 0.29% to 0.25% per annum of the Fund’s average daily net assets. Accordingly, effective immediately, the Prospectus is hereby amended as follows: The fee table and accompanying footnotes under the heading “Fees and Expenses of the Fund” and the related expense examples under the heading “Example” are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1),(2)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.25%

(1)

Aberdeen Standard Investments ETFs Advisors LLC (the “Advisor”) has contractually agreed to waive the management fees that it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary, as defined below. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may be terminated only with the approval of the Fund’s Board of Trustees. The management fee figure in the table above represents the total amount of fees payable to the Advisor by the Fund and the Subsidiary.

(2)

The management fee in the table has been restated to reflect a reduction in the Fund’s current management fee effective December 13, 2018.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that investors may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318

●

On page 33 of the Prospectus, in the section titled “Investment Advisor” under “Management of the Funds,” the reference to “0.29%” in the Advisory Fee Rate table with respect to the Fund is hereby deleted and replaced with “0.25%”.

Please retain this supplement for future reference.

[1]	Aberdeen Standard Investments ETFs Advisors LLC (the "Advisor") has contractually agreed to waive the management fees that it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary, as defined below. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may be terminated only with the approval of the Fund's Board of Trustees. The management fee figure in the table above represents the total amount of fees payable to the Advisor by the Fund and the Subsidiary.
[2]	The management fee in the table has been restated to reflect a reduction in the Fund's current management fee effective December 13, 2018.